Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Net operating revenue	$ 54,502	$ 39,545	$ 36,549
Cost of goods sold and services rendered	(21,729)	(17,564)	(19,312)
Gross profit	32,773	21,981	17,237
Operating expenses
Selling and administrative	(481)	(491)	(474)
Research and development	(549)	(415)	(413)
Pre-operating and operational stoppage	(648)	(887)	(1,153)
Brumadinho event and de-characterization of dams	(2,576)	(5,257)	(7,402)
Other operating expenses, net	(400)	(800)	(519)
Total	(4,654)	(7,850)	(9,961)
Impairment and disposal of non-current assets	(426)	(1,308)	(3,383)
Operating income	27,693	12,823	3,893
Financial income	337	307	453
Financial expenses	(1,653)	(3,191)	(3,684)
Other financial items, net	4,435	(1,929)	(162)
Equity results and other results in associates and joint ventures	(1,271)	(1,020)	(656)
Income (loss) before income taxes	29,541	6,990	(156)
Income taxes
Current tax	(5,663)	(3,398)	(1,522)
Deferred tax	966	2,663	2,117
Total	(4,697)	(735)	595
Net income from continuing operations	24,844	6,255	439
Net income (loss) attributable to noncontrolling interests	108	(3)	115
Net income from continuing operations attributable to Vale's stockholders	24,736	6,258	324
Discontinued operations
Loss from discontinued operations	(2,376)	(1,724)	(2,619)
Loss attributable to noncontrolling interests	(85)	(347)	(612)
Loss from discontinued operations attributable to Vale's stockholders	(2,291)	(1,377)	(2,007)
Net income (loss)	22,468	4,531	(2,180)
Net income (loss) attributable to noncontrolling interests	23	(350)	(497)
Net income (loss) attributable to Vale's stockholders	22,445	4,881	(1,683)
Ferrous minerals
Continuing operations
Net operating revenue	$ 46,302	$ 32,078	$ 30,005
Common share
Basic and diluted earnings (loss) per share attributable to Vale's stockholders:
Common share, Basic	$ 4.47	$ 0.95	$ (0.33)
Common share, Diluted	$ 4.47	$ 0.95	$ (0.33)